F/M INVESTMENTS LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communications - 3.6%
Alphabet, Inc. - Class A (a)	21,140	$ 2,022,041

Consumer Discretionary - 9.2%
Amazon.com, Inc. (a)	29,090	3,287,170
Ford Motor Company	165,641	1,855,179
		5,142,349
Energy - 2.6%
SolarEdge Technologies, Inc. (a)	6,365	1,473,243

Financials - 8.5%
Bank of America Corporation	48,290	1,458,358
Charles Schwab Corporation (The)	25,210	1,811,843
Goldman Sachs Group, Inc. (The)	5,010	1,468,180
		4,738,381
Health Care - 8.7%
AmerisourceBergen Corporation	10,490	1,419,612
Jazz Pharmaceuticals plc (a)	11,460	1,527,503
UnitedHealth Group, Inc.	3,810	1,924,202
		4,871,317
Industrials - 10.6%
Howmet Aerospace, Inc.	47,350	1,464,536
Lockheed Martin Corporation	4,850	1,873,507
Northrop Grumman Corporation	2,845	1,338,060
Southwest Airlines Company (a)	41,530	1,280,785
		5,956,888
Materials - 1.8%
Sherwin-Williams Company (The)	4,860	995,085

Technology - 50.3%
Adobe, Inc. (a)	4,380	1,205,376
Advanced Micro Devices, Inc. (a)	37,241	2,359,590
Apple, Inc.	44,355	6,129,861
Broadcom, Inc.	2,900	1,287,629
Datadog, Inc. - Class A (a)	17,503	1,553,916
Lam Research Corporation	3,544	1,297,104

F/M INVESTMENTS LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Technology - 50.3% (Continued)
Lattice Semiconductor Corporation (a)	21,683	$ 1,067,021
Microchip Technology, Inc.	21,124	1,289,198
Microsoft Corporation	12,838	2,989,970
MongoDB, Inc. (a)	3,361	667,360
Monolithic Power Systems, Inc.	3,360	1,221,024
NVIDIA Corporation	17,005	2,064,237
NXP Semiconductors N.V.	8,076	1,191,291
Oracle Corporation	20,840	1,272,699
Palo Alto Networks, Inc. (a)	8,070	1,321,785
Veeva Systems, Inc. - Class A (a)	7,680	1,266,278
		28,184,339

Total Common Stocks (Cost $63,869,658)		$ 53,383,643

MONEY MARKET FUNDS - 4.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 2.88% (b) (Cost $2,699,169)	2,699,169	$ 2,699,169

Total Investments at Value - 100.1% (Cost $66,568,827)		$ 56,082,812

Liabilities in Excess of Other Assets - (0.1%)		(36,186)

Net Assets - 100.0%		$ 56,046,626

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2022.